Schedule of restatement and re-issued (Details)	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2022 AUD ($) $ / shares
RestatementAndReissuedLineItems [Line Items]
Employee benefits expense		$ 2,191,132	$ 5,267,246	$ 4,411,926
Share option reserve (Note 22)		1,754,450
Accumulated losses		47,155,401	45,345,462
Loss before income tax benefit		1,941,033	3,891,586	5,090,327
Loss after income tax benefit		1,941,033	3,891,586	5,090,327
Ending balance		$ 3,311,730	$ 4,989,957	$ 5,117,485
Impact on the basic and diluted loss earnings per share increase/(decrease) in earnings per share
Basic | (per share)	$ 1.49	$ (1.49)	$ (3.69)	$ (4.94)
Diluted | (per share)	1.49	$ (1.49)	$ (3.69)	$ (4.94)
Previously Reported [Member]
RestatementAndReissuedLineItems [Line Items]
Employee benefits expense		$ 3,238,568
Share option reserve (Note 22)		2,801,886
Accumulated losses		48,202,837
Loss before income tax benefit		2,988,469
Loss after income tax benefit		2,988,469	$ 3,891,586	$ 5,090,327
Ending balance		$ 3,311,730	$ 4,989,957	$ 5,117,485
Impact on the basic and diluted loss earnings per share increase/(decrease) in earnings per share
Basic | (per share)	2.30	$ (2.30)
Diluted | (per share)	2.30	$ (2.30)
Revision of Prior Period, Reclassification, Adjustment [Member]
RestatementAndReissuedLineItems [Line Items]
Employee benefits expense		$ (1,047,436)
Share option reserve (Note 22)		(1,047,436)
Accumulated losses		(1,047,436)
Loss before income tax benefit		(1,047,436)
Loss after income tax benefit		(1,047,436)
Ending balance
Impact on the basic and diluted loss earnings per share increase/(decrease) in earnings per share
Basic | $ / shares	(0.81)
Diluted | $ / shares	$ (0.81)